Preferred Stock and Warrants - Convertible Redeemable Series B Preferred Shares (Details)				12 Months Ended
	Apr. 01, 2024 USD ($) shares	Dec. 31, 2020 USD ($)	Sep. 21, 2020 USD ($) director day observer $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Mar. 27, 2024 shares	Sep. 18, 2020 observer director
Redeemable Preferred Stock And Warrants [Line Items]
Number of appointed directors | director			1					1
Number of nonvoting observers | observer			1					1
Number of shares of common stock issuable for each share of temporary equity converted (as a percent)			108.1081
Conversion rights, number of trading days | day			15
Non-convertible and convertible preferred shares				$ 142,044,000	$ 181,473,000
Dividends				$ 499,000	$ 2,000,000	$ 2,000,000
Series B Convertible Preferred Shares
Redeemable Preferred Stock And Warrants [Line Items]
Number of shares converted into ordinary shares | shares				50,000,000	50,000,000		50,000
Conversion rights, number of consecutive trading days | day			10
Proceeds from the investment			$ 50,000,000
Temporary equity issuance costs			3,300,000
Non-convertible and convertible preferred shares			$ 46,700,000	$ 0	$ 46,700,000
Conversion of stock, shares (in shares) | shares	5,405,405
Accrual of dividends of Series B convertible preferred shares	$ 67,479,000
Waha investment agreement | Waha Latam Investments Limited | Series B Convertible Preferred Shares
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity shares issued during the period shares (in shares) | shares			50,000
Temporary equity shares issued during the period value			$ 50,000
Issuance costs		$ 1,000,000
Temporary equity dividend rate				4.00%
Temporary equity conversion price per share (in dollars per share) | $ / shares			$ 9.251
Waha investment agreement | Waha Latam Investments Limited | Series B Convertible Preferred Shares | More than 3 years and Within 5 years from the closure of issue of temporary equity
Redeemable Preferred Stock And Warrants [Line Items]
Volume weighted average price per share (in dollars per share) | $ / shares			$ 13.88
Volume weighted average price per share as a percentage of initial conversion price			150.00%
Percentage of conversion amount of redeemable preferred shares for conversion base			105.00%
Waha investment agreement | Waha Latam Investments Limited | Series B Convertible Preferred Shares | More than 5 years and Within 7 years from the closure of issue of temporary equity
Redeemable Preferred Stock And Warrants [Line Items]
Volume weighted average price per share (in dollars per share) | $ / shares			$ 12.49
Volume weighted average price per share as a percentage of initial conversion price			135.00%
Percentage of conversion amount of redeemable preferred shares for conversion base			105.00%
Waha investment agreement | Waha Latam Investments Limited | Series B Convertible Preferred Shares | Investor nominate directors to continue | Minimum
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity percentage of the total shares acquired by the investors held by them			50.00%
Percentage of the common stock shares to be held by the investors on converison of temporary equity			50.00%
Waha investment agreement | Waha Latam Investments Limited | Series B Convertible Preferred Shares | For further issuance of preference share at par with temporary equity | Minimum
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity percentage of the total shares acquired by the investors held by them			50.00%
Waha investment agreement | Waha Latam Investments Limited | Series B Convertible Preferred Shares | 7 years or more from the closure of issue of temporary equity
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity initial stated value per share (in dollars per share) | $ / shares			$ 1,000
Waha investment agreement | Waha Latam Investments Limited | Series B Convertible Preferred Shares | 7 years or more from the closure of issue of temporary equity | Within seven years from the issue closing date of temporary equity issue change of control occurs
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity redemption price as a percentage of liquidation preference per share			110.00%
Waha investment agreement | Waha Latam Investments Limited | Series B Convertible Preferred Shares | 7 years or more from the closure of issue of temporary equity | After seven years from the issue closing date of temporary equity issue change of control occurs
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity redemption price as a percentage of initial value per share (in dollars per share) | $ / shares			$ 100